Commitments and Contingencies - Schedule of Contractual Obligations (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2017	$ 27,706
2018	27,586
2019	30,133
2020	27,520
2021	22,682
Thereafter	36,996
Operating leases	172,623
Contractual Obligation, Fiscal Year Maturity Schedule [Abstract]
2017	1,576
2018	1,576
2019	1,866
2020	2,296
2021	2,296
Thereafter	4,168
Minimum purchase commitments	$ 13,778